Fair Value Measurement - Summary of Weighted Average Significant Unobservable Inputs Level 3 Inputs Used in Measuring The Company's Warrant Liabilities (Details) - Level 3 [Member]	Jun. 30, 2021 $ / shares yr	Dec. 31, 2020 $ / shares yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities	0	0
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities	11.50	11.50
Option term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities | yr	4.5	5.0
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities	29.4	29.4
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities	0.8	0.4
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities	12.99	20.91